BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 15,000	$ 2,260	¥ 105,000
Long-term borrowings	92,273		47,057
Current portion of long-term borrowings	35,504	$ 5,349	27,057
Non-current portion of long-term borrowings	56,769		20,000
China Construction Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings	0		60,000
China Minsheng Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings	0		10,000
Bank of Beijing [Member]
Short-term Debt [Line Items]
Short-term borrowings	0		20,000
Bank of Communications [Member]
Short-term Debt [Line Items]
Short-term borrowings	15,000		15,000
Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Long-term borrowings	0		3,000
Bank of China [Member]
Short-term Debt [Line Items]
Long-term borrowings	0		4,023
China Merchants Bank [Member]
Short-term Debt [Line Items]
Long-term borrowings	0		20,034
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Long-term borrowings	20,000		20,000
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Long-term borrowings	¥ 72,273		¥ 0